Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Ordinary Shares (Details) [Line Items]
Amount of Authorized Share Capital (in Dollars)		$ 50
Shares authorised		442,456,586	442,456,586
Par value per share (in Dollars per share)		$ 0.0001	$ 0.0001
Nortye Talent Limited [Member]
Ordinary Shares (Details) [Line Items]
Increase (decrease) in number of shares outstanding	9,000,000
Nortye International Limited [Member]
Ordinary Shares (Details) [Line Items]
Increase (decrease) in number of shares outstanding	6,000,000
Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Shares authorised		442,456,586
Authorized share capital [Member]
Ordinary Shares (Details) [Line Items]
Shares authorised		500,000,000